SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Revenue	Revenue

(Dollars in millions)	2025	2024	2023
License and other revenue
United States of America	$57.5	$144.4	$35.1
China	26.6	0.3	0.2
Total license and other revenue	$84.1	$144.7	$35.3

Collaboration revenue
United States of America	$746.1	$434.7	$234.7
Outside the United States of America	198.7	47.9	15.1
Total collaboration revenue	$944.8	$482.6	$249.8
Total revenue	$1,028.9	$627.3	$285.1

The revenue information above is based on the locations of the customers.

Summary of Non-current Assets	Non-current assets

(Dollars in millions)	December 31, 2025	December 31, 2024
United States of America	$317.6	$188.4
China	44.7	46.1
Europe	119.3	147.4
Total	$481.6	$381.9